Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related party transactions

8 Related party transactions

The main balances and transactions between related parties are presented and described below. Amounts charged include borrowing costs, interest and management fees, when applicable. Information on the Group’s structure is provided in Note 1.1 — Reporting entity. The J&F Investimentos S.A.is the ultimate controller party of the Group

Related party receivables

	December 31, 2023	December 31, 2022
J&F Oklahoma Holdings Inc – Associate	—	76,665
J&F Investimentos S.A.(1)	117,930	104,101
Flora Produtos de Higiene e Limpeza S.A. – Associate	624	1,502
	118,554	182,268

(1)      It refers to the agreement entered into between JBS S.A. and J&F Investimentos S.A. and some former executives of the Group, which represents the definitive settlement of the dispute subject to Arbitration CAM n° 186/21, whereby J&F undertook to pay the total updated amount of US$ 117,930, to be paid in accordance with the terms and conditions specified in the agreement.

(2)      The J&F Investimentos S.A. is the ultimate controller of the related companies.

Other financial transactions in the Group

The Group entered into an assignment agreement with Banco Original S.A, direct subsidiary of the parent Group J&F, pursuant to which Banco Original S.A. acquires trade accounts receivables of certain or our customers in Brazil and abroad. The assignments are at the face value of the receivable less the discount applied by Banco Original through a transfer without recourse to JBS S.A. of all of the associated risks and benefits of such trade accounts receivables. For the year ended December 31, 2023, the Group incurred in a loss from the sale of the receivables of US$97,325 (US$72,635 and US$35,610 for the years ended December 31, 2022 and 2021 respectively), recognized as financial expenses.

As of December 31, 2023, the Group held investments with Banco Original, of US$781,523 (US$358,352 as of December 31, 2022), recognized as cash and cash equivalents. The cash investments and cash equivalents have similar rates of return as CDIs (Certificado de Depósito Interbancário). For the year ended December 31, 2023, the Group earned interest from these investments of US$26,205 (US$1,448 and US$1,083 for the years ended December 31, 2022 and 2021, respectively), recognized as financial income.

The Group is the sponsor of Institute J&F, a youth-directed business school, whose goal is to educate future leaders by offering free, high-quality education. During the for the year ended December 31, 2023, the Group made donations of US$22,535 (US$34,625 and US$4,475 for the year ended December 31, 2022 and 2021, respectively), recognized as general and administrative expenses.

JBJ Agropecuária Ltda., or JBJ, a related party, supplies cattle to JBS S.A.’s slaughterhouses. Transactions with JBJ are recurrent and conducted in the normal course of JBS S.A.’s business, in accordance with its needs and JBJ’s capacity to deliver cattle. JBJ shared transportation services from the Group. The value of the transactions varies in accordance with the number of animals processed and pursuant to market conditions. As of December 31, 2023, the total amounts of accounts receivable and accounts payable were US$878 (US$558 as of December 31, 2022) and

US$401 (US$ 42 as of December 31, 2022), respectively. For the year ended December 31, 2023, the total net revenue to JBJ was US$5,039 (US$12,844 and US$2,555 for the years ended December 31, 2022 and 2021, respectively) and the total amount of purchases made by JBJ from the Group for the year ended December 31, 2023, was US$349,543 (US$658,638 and US$99,976 for the years ended December 31, 2022 and 2021, respectively).

Flora Produtos de Higiene e Limpeza S.A., or Flora, is controlled by J&F. Flora purchases products (beef tallow, palm oil, babassu oil and cans) from JBS S.A. and manufactures soaps. As of December 31, 2023, the total amounts from accounts receivable were US$6,927 (US$6,585 as of December 31, 2022). For the year ended December 31, 2023, the total net revenue to Flora was US$65,397 (US$159,095 and US$43,777 for the years ended December 31, 2022 and 2021, respectively) and for the year ended December 31, 2023 no purchases were made by Flora ( US$2,631 and US$83 for the years ended December 31, 2022 and 2021, respectively).

The Group has commitments to purchase cattle for future delivery signed with certain suppliers, including the related party JBJ, guaranteeing the acquisition of cattle for a fixed price, or to be fixed, with no cash effect on the Group until the cattle are delivered. Based on these future delivery contracts. As of December 31, 2023, the Company has these commitments agreements in the amount of US$61,926 (US$85,478 as of December 31, 2022).

No expense for doubtful accounts or bad debts relating to related-party transactions were recorded during the for the year ended December 31, 2023.

Remuneration of key management

The Group’s key management is comprised of its executive officers and members of the Board of Directors. The aggregate amount of compensation received by the Company’s key management for the year ended December 31, 2023, 2022 and 2021 was:

	2023	2022	2021
Salaries and wages	8,179	7,678	6,191
Variable cash compensation	18,658	18,727	10,395
Share-based payments	7,217	6,863	10,275
	34,054	33,268	26,861

The Chief Executive Officer, the Administrative and Control Officer, the Chief Financial Officer and the Executive Officer are employed under the Brazilian employment contract regime referred to as CLT (Consolidation of Labor Laws), which sets legal prerogatives for employee benefits.

Except for those described above, the Board of Directors members are not party to any employment contract or any other contracts for additional employee benefits such as post-employment benefits, other long-term benefits or termination benefits that do not conform to Brazilian Labor Law.